Label	Element	Value
AZL MetWest Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® METWEST TOTAL RETURN BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 258% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	258.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in investment- grade fixed income securities or unrated securities that are determined by the Subadviser to be of similar quality. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade. The Fund also invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. Under normal conditions, the portfolio duration generally is two to eight years and the dollar-weighted average maturity generally ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Subadviser will focus the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Subadviser believes to be relatively undervalued.
Investments include various types of bonds and other securities, typically corporate bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, municipal securities, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.
The Fund may sell short up to 25% of the value of its total assets.
Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
U.S. Government Obligations Risk – Certain securities in which a fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.

Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Income Risk – Falling interest rates may cause a fund’s income to decline.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the fund’s returns.
LIBOR Transition Risk – Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.
Security Quality Risk (also known as “High Yield Risk” or “Junk Bond Risk”) The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as “high-yield risk” or “junk bond risk.”
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Short Sales Risk – The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss.
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Privately Placed Securities Risk – The Fund may invest in privately placed securities, which are subject to resale restrictions.
Restricted Securities Risk – Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Portfolio Turnover Risk – The Fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q2, 2020)	4.00%
Lowest (Q1, 2021)	-2.92%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
AZL MetWest Total Return Bond Fund | AZL MetWest Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.81%	[1]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	280
5 Years	rr_ExpenseExampleYear05	494
10 Years	rr_ExpenseExampleYear10	1,110
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	280
5 Years	rr_ExpenseExampleNoRedemptionYear05	494
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,110
2015	rr_AnnualReturn2015	(0.20%)
2016	rr_AnnualReturn2016	2.30%
2017	rr_AnnualReturn2017	3.14%
2018	rr_AnnualReturn2018	(0.21%)
2019	rr_AnnualReturn2019	8.49%
2020	rr_AnnualReturn2020	8.58%
2021	rr_AnnualReturn2021	(1.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.92%)
One Year Ended December 31, 2021	rr_AverageAnnualReturnYear01	(1.33%)
Five Years Ended December 31, 2021	rr_AverageAnnualReturnYear05	3.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2014
AZL MetWest Total Return Bond Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2021	rr_AverageAnnualReturnYear01	(1.54%)	[2]
Five Years Ended December 31, 2021	rr_AverageAnnualReturnYear05	3.57%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2014	[2]

[1]
The Manager and the Fund have entered into a written agreement reducing the management fee to 0.50% through at least April 30, 2023, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

[2]	Reflects no deduction for fees, expenses, or taxes.